UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/05

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Offshore Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
          New York, NY  10022

13F File Number:  28-04695

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Pasquarelli
Title:     Cheif Financial Officer
Phone:     212-303-9414

Signature, Place, and Date of Signing:

     James Pasquarelli     New York, NY     May 12, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     43

Form13F Information Table Value Total:     1007787


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Ascential Software Corp     COMMON              04362P207    27791  1499796     X    SOLE                  1499796
Blockbuster Inc - CL B      COMMON              093679207    12697  1518745     X    SOLE                  1518745
Caesars Entertainment Inc   COMMON              127687101    26583  1343247     X    SOLE                  1343247
Cornerstone Realty Income   COMMON              21922V102     8311   837781     X    SOLE                   837781
Crown Holdings Inc          COMMON              228368106      230    14798     X    SOLE                    14798
DoubleClick                 COMMON              258609304     5314   690079     X    SOLE                   690079
Elan Corp                   COMMON              284131208     1072   330758     X    SOLE                   330758
Enpro Industries Inc        COMMON              29355X107     7312   265886     X    SOLE                   265886
Femsa                       COMMON              344419106     8004   149460     X    SOLE                   149460
Gartner Inc Class B         COMMON              366651206     2469   264012     X    SOLE                   264012
Guidant Corp                COMMON              401698105    80383  1087732     X    SOLE                  1087732
Haggar Corp                 COMMON              405173105      749    37087     X    SOLE                    37087
Insight Communications      COMMON              45768V108     2665   224897     X    SOLE                   224897
Kerr Mcgee                  COMMON              492386107    40695   519530     X    SOLE                   519530
Liberty Media- A            COMMON              530718105    18804  1813301     X    SOLE                  1813301
Mandalay Resort Group       COMMON              562567107    88923  1261504     X    SOLE                  1261504
Mci Inc                     COMMON              552691107    37141  1491604     X    SOLE                  1491604
McLeod USA                  COMMON              582266706        9    52521     X    SOLE                    52521
Mykrolis Corp               COMMON              62852P103     1878   131333     X    SOLE                   131333
Neiman Marcus cl B          COMMON              640204301    81275   900556     X    SOLE                   900556
News Corp - CL A            COMMON              65248E104     2934   173432     X    SOLE                   173432
Nextel Communications       COMMON              65332V103    25582   900147     X    SOLE                   900147
NextWave Telecom            COMMON              65332M103    75451  9490651     X    SOLE                  9490651
Price Communications Corp   COMMON              741437305     5389   307928     X    SOLE                   307928
Quilmes Industrial ADR      COMMON              74838Y207      390    17274     X    SOLE                    17274
Qwest Communications        COMMON              749121109    15146  4093433     X    SOLE                  4093433
Spectrasite Inc             COMMON              84761M104    10914   188276     X    SOLE                   188276
Sungard Data Systems        COMMON              867363103   102334  2966211     X    SOLE                  2966211
Telesystem Intl Wireless    COMMON              879946606    79467  5210944     X    SOLE                  5210944
Tim Hellas Telecom ADR      COMMON              88706Q104     8130   386041     X    SOLE                   386041
United Defense Inds         COMMON              91018B104   114327  1557159     X    SOLE                  1557159
USG Corp                    COMMON              903293405     7226   217915     X    SOLE                   217915
Veritas Software            COMMON              923436109    42143  1814947     X    SOLE                  1814947
Viacom Inc. Cl. A           COMMON              925524100       69     1967     X    SOLE                     1967
Viacom Inc. Cl. B           COMMON              925524308    25662   736792     X    SOLE                   736792
Western Wireless Corp       COMMON              95988E204    28663   755074     X    SOLE                   755074
Ford Jan 12.5 '06 Puts      OPTION              345370860     1533     7762     X    SOLE                     7762
Guidant July 70 Call        OPTION              401698105     2468     4888     X    SOLE                     4888
JNJ Oct 55 Put              OPTION              478160104      131     2900     X    SOLE                     2900
Nextel Aug 30 Call          OPTION              65332V103      368     2945     X    SOLE                     2945
Sprint Jan 20 Call '06 Leap OPTION              852061100     6960    17399     X    SOLE                    17399
Sungard Data April 30 call  OPTION              867363103      149      330     X    SOLE                      330
Sungard Data July 30 call   OPTION              867363103       46       92     X    SOLE                       92
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